Income Tax (Details) - Schedule of reconciles U.S. statutory rates to effective tax rate	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of reconciles U.S. statutory rates to effective tax rate [Abstract]
U.S. statutory rates	21.00%	21.00%	21.00%	21.00%	(21.00%)	21.00%
Tax rate difference – current provision	6.10%	5.40%	7.00%	10.10%	5.10%	(3.40%)
Permanent differences	(4.90%)	2.60%	(5.30%)	12.60%	2.90%	2.00%
Change in valuation allowance	(27.10%)	(29.00%)	(28.00%)	(43.70%)	(29.00%)	15.60%
Tax expense benefit per financial statements	(4.90%)		(5.30%)			(25.60%)